Mining royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 19,946	$ 18,839	$ 17,733
Sindicato Minero de Orcopampa S.A., note 31(b)
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	15,831	12,832	11,053
Royalties paid to the Peruvian State
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 4,115	$ 6,007	$ 6,680